Advanced Series Trust

655 Broad Street, 17th Floor

Newark, New Jersey 07102

July 18, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: 497 Filing for Advanced Series Trust

Registration numbers 033-24962 and 811-05186

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated July 2, 2018 (SEC accession number 0000067590-18-001170), to the Advanced Series Trust Prospectus, dated April 30, 2018 for the AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, AST Bond Portfolio 2021, AST Bond Portfolio 2022, AST Bond Portfolio 2023, AST Bond Portfolio 2024, AST Bond Portfolio 2025, AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028 and AST Bond Portfolio 2029 (collectively, the Portfolios). The purpose of the filing is to submit the 497 filing dated July 2, 2018 in XBRL for the Portfolios.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-1495.

Sincerely,

/s/ Kathleen DeNicholas

Kathleen DeNicholas

Assistant Secretary